Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Blueprint Chesapeake Multi-Asset Trend ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		1.65%
Cambria Chesapeake Pure Trend ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.80%)
Blueprint Chesapeake Multi Asset Trend ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent		2.81%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.81%
SG CTA Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.61%
Cambria Chesapeake Pure Trend ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.55%)
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%
SG CTA Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.64%)